19. LEASING TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Description of varied borrowing rate		Between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years.
PIS, Pasep and Cofins Taxes [member]
Disclosure of fair value measurement of assets [line items]
Amortization		R$ 5
Financial revenues	R$ 2	R$ 2